Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Presentation [Abstract]
Summary of Subsidiaries
Subsidiaries	Jurisdiction of incorporation	Percentage ownership
Sprout Technologies Inc.	Alberta, Canada	100%
KamCan Products Inc.	British Columbia, Canada	100%
2011296 Alberta Inc.	Alberta, Canada	100%
Sundial Deutschland GmbH	Germany	100%
Sundial Portugal, Unipessoal LDA	Portugal	100%
Pathway Rx Inc.	Alberta, Canada	50%
2657408 Ontario Inc.	Ontario, Canada	100%
NGBA-BC Holdings Ltd.	British Columbia, Canada	100%